Note 2 - Summary of Significant Accounting Policies - Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions (Details) - USD ($) $ in Thousands		Mar. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Opening, accounts receivable, net	[1]	$ 73,348	$ 61,335		$ 53,749
Opening, deferred revenue		101,490	82,332		74,688
Opening, deferred sales commissions		48,553	38,926		31,943
Closing, accounts receivable, net		60,738	73,348	[1]	61,335	[1]
Closing, deferred revenue		99,189	101,490		82,332
Closing, deferred sales commissions		$ 47,794	$ 48,553		$ 38,926

[1]	Accounts receivable, net is inclusive of accounts receivable, net of allowance for doubtful accounts, current unbilled receivables and long-term unbilled receivables.